Derivative financial instruments and hedging transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 6,804,414
Fair value of liability position	7,320,959
Accumulated gain loss on derivatives swap	(516,545)
Gain loss on derivatives swap	(981,428)
Gain loss on fair value on the hedged item	(21,796)
Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of asset position	R$ 11,077,549
Cross Currency Swap [Member] | Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Currency	Yen	Yen
Financing	Cross-currency swap	Cross-currency swap
Notional value	R$ 36,787,581	R$ 36,787,581
Fair value of asset position	1,100,600	1,487,655
Fair value of liability position	1,319,343	1,462,965
Accumulated gain loss on derivatives swap	(218,743)	24,690
Gain loss on derivatives swap	(362,310)	24,690
Gain loss on fair value on the hedged item	R$ 60,501	R$ (34,388)
Cross Currency Swap [Member] | Currency Of E U R O [Member]
IfrsStatementLineItems [Line Items]
Currency	Euro
Financing	Cross currency swap
Cross Currency Swap [Member] | Currency Of Dollar [Member]
IfrsStatementLineItems [Line Items]
Currency	Dollar
Financing	Cross-currency swap
Currency Of E U R O [Member] | Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 220,000
Fair value of asset position	1,469,888
Fair value of liability position	1,495,813
Accumulated gain loss on derivatives swap	(25,925)
Gain loss on derivatives swap	(91,746)
Gain loss on fair value on the hedged item	(34,631)
Currency Of Dollar [Member] | Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Notional value	761,261
Fair value of asset position	4,233,926
Fair value of liability position	4,505,803
Accumulated gain loss on derivatives swap	(271,877)
Gain loss on derivatives swap	(527,372)
Gain loss on fair value on the hedged item	R$ (47,666)